BORROWINGS - Narrative (Details)			1 Months Ended	12 Months Ended
	Oct. 01, 2024 USD ($) day $ / shares	Feb. 02, 2024 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2025 USD ($)	Feb. 17, 2025 USD ($)	Nov. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				$ 321,317,000
Debt issuance costs amortization				3,739,000	$ 0	$ 0
Master Agreements
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				$ 144,000,000	$ 251,400,000
Weighted average interest rate on long-term debt outstanding				15.00%	13.00%
Loan and Security Agreement
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				$ 31,900,000	$ 20,300,000
Debt instrument, term			3 years
Line of credit facility, maximum borrowing capacity			$ 22,000,000							$ 45,000,000	$ 32,000,000		$ 32,000,000
Increase in maximum principal amount													$ 10,000,000
Debt instrument, Secured Overnight Financing Rate floor			0.00%
Loan and Security Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.50%
Secured Debt
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				176,100,000	271,700,000
Line of Credit | Secured Debt | The Credit Agreement
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				321,300,000	0
Debt instrument, term		5 years
Line of credit facility, maximum borrowing capacity		$ 255,000,000							$ 355,000,000
Increase in maximum principal amount									100,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				0	90,000,000
Line of credit facility, maximum borrowing capacity									50,000,000
Increase in maximum principal amount									$ 15,000,000
Line of credit facility, remaining borrowing capacity				25,700,000
Line of Credit | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 58,000,000	$ 58,000,000
Increase in maximum principal amount							$ 8,000,000	$ 8,000,000
Line of Credit | Revolving Credit Facility | The Credit Agreement
Debt Instrument [Line Items]
Debt instrument, term		5 years
Line of credit facility, maximum borrowing capacity		$ 35,000,000										$ 25,000,000
Debt instrument, Secured Overnight Financing Rate floor		1.00%
Debt instrument, base rate floor		2.00%
Accrued interest				2,800,000
Line of Credit | Revolving Credit Facility | The Credit Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		7.50%
Line of credit facility, commitment fee percentage		0.25%
Line of Credit | Revolving Credit Facility | The Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		6.50%
Line of Credit | Term Loan Facility | The Credit Agreement
Debt Instrument [Line Items]
Debt instrument, original principal amount (as a percent)		1.25%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				24,300,000
Exchangeable notes | Exchangeable Senior Notes
Debt Instrument [Line Items]
Total long-term debt, net of debt issuance costs				146,300,000	$ 0
Aggregate principal amount	$ 160,000,000
Stated interest rate	6.125%
Ordinary share exchange rate	0.0714669
Debt instrument, exchange price (in dollars per share) | $ / shares	$ 13.99
Debt instrument, convertible, threshold (as a percent)	130.00%
Debt instrument, convertible, threshold trading days | day	20
Debt instrument, convertible, threshold consecutive trading days | day	30
Debt instrument, convertible, threshold outstanding principal amount	$ 50,000,000
Debt instrument, redemption price (as a percent)	100.00%
Debt issuance costs	$ (6,200,000)
Interest expense, debt				3,100,000
Debt issuance costs amortization				$ 600,000
Effective interest rate (as a percent)				8.70%
Debt, fair value				$ 163,400,000